Member's Deficit - Schedule of Convertible Conversion Ratio (Details) - EVOLUTION METALS LLC [Member]	Mar. 31, 2025 shares	Dec. 31, 2024 shares	Jul. 31, 2024 shares	Feb. 29, 2024 shares
Convertible conversion of Stock [Line Items]
Convertible Preferred units	7,050,000	35,230,022	3,500,000	1,000,000
New EM common shares	3,010,000	9,630,008
March 2024 [Member]
Convertible conversion of Stock [Line Items]
Convertible Preferred units		1,100,003
New EM common shares		1,100,003
April 2024 [Member]
Convertible conversion of Stock [Line Items]
Convertible Preferred units		864,655
New EM common shares		864,655
May 2024 [Member]
Convertible conversion of Stock [Line Items]
Convertible Preferred units		1,265,347
New EM common shares		1,265,347
June 2024 [Member]
Convertible conversion of Stock [Line Items]
Convertible Preferred units		2,500,000
New EM common shares		500,000
July 2024 [Member]
Convertible conversion of Stock [Line Items]
Convertible Preferred units		19,500,017
New EM common shares		3,900,003
August 2024 [Member]
Convertible conversion of Stock [Line Items]
Convertible Preferred units		100,000
New EM common shares		20,000
October 2024 [Member]
Convertible conversion of Stock [Line Items]
Convertible Preferred units		5,700,000
New EM common shares		1,140,000
November 2024 [Member]
Convertible conversion of Stock [Line Items]
Convertible Preferred units		500,000
New EM common shares		100,000
December 2024 [Member]
Convertible conversion of Stock [Line Items]
Convertible Preferred units		3,700,000
New EM common shares		740,000
Maximum [Member] | March 2024 [Member]
Convertible conversion of Stock [Line Items]
Conversion Ratio		1
Maximum [Member] | April 2024 [Member]
Convertible conversion of Stock [Line Items]
Conversion Ratio		1
Maximum [Member] | May 2024 [Member]
Convertible conversion of Stock [Line Items]
Conversion Ratio		1
Maximum [Member] | June 2024 [Member]
Convertible conversion of Stock [Line Items]
Conversion Ratio		5
Maximum [Member] | July 2024 [Member]
Convertible conversion of Stock [Line Items]
Conversion Ratio		5
Maximum [Member] | August 2024 [Member]
Convertible conversion of Stock [Line Items]
Conversion Ratio		5
Maximum [Member] | October 2024 [Member]
Convertible conversion of Stock [Line Items]
Conversion Ratio		5
Maximum [Member] | November 2024 [Member]
Convertible conversion of Stock [Line Items]
Conversion Ratio		5
Maximum [Member] | December 2024 [Member]
Convertible conversion of Stock [Line Items]
Conversion Ratio		5
Minimum [Member] | March 2024 [Member]
Convertible conversion of Stock [Line Items]
Conversion Ratio		1
Minimum [Member] | April 2024 [Member]
Convertible conversion of Stock [Line Items]
Conversion Ratio		1
Minimum [Member] | May 2024 [Member]
Convertible conversion of Stock [Line Items]
Conversion Ratio		1
Minimum [Member] | June 2024 [Member]
Convertible conversion of Stock [Line Items]
Conversion Ratio		1
Minimum [Member] | July 2024 [Member]
Convertible conversion of Stock [Line Items]
Conversion Ratio		1
Minimum [Member] | August 2024 [Member]
Convertible conversion of Stock [Line Items]
Conversion Ratio		1
Minimum [Member] | October 2024 [Member]
Convertible conversion of Stock [Line Items]
Conversion Ratio		1
Minimum [Member] | November 2024 [Member]
Convertible conversion of Stock [Line Items]
Conversion Ratio		1
Minimum [Member] | December 2024 [Member]
Convertible conversion of Stock [Line Items]
Conversion Ratio		1